UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22247

Manor Investment Funds, Inc.

(Exact name of registrant as specified in charter)

15 Chester Commons

Malvern, PA 19355

(Address of principal executive offices)

 (Zip code)

Daniel A. Morris

Manor Investment Funds, Inc.

15 Chester Commons

Malvern, PA 19355

(Name and address of agent for service)

Registrant's telephone number, including area code: (610) 722-0900

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Morris Capital Advisors, LLC and

Manor Investment Funds, Inc

Proxy Voting History

Votes Cast for the Manor Growth Fund

Company Information	Proposal	Mgmt Rec.	Vote Cast	Sponsor
ACE LIMITED H0023R-105 May 16, 2013

1.1

ELECTION OF ROBERT M. HERNANDEZ

1.2

ELECTION OF PETER MENIKOFF

1.3

ELECTION OF ROBERT RIPP

1.4

ELECTION OF THEODORE E. SHASTA

2. AMENDMENT TO THE ARTICLES OF ASSOCIATION TO DECLASSIFY  THE BOARD OF DIRECTORS

3.1 APPROVAL OF THE ANNUAL REPORT

3.2 APPROVAL OF THE STATUTORY FINANCIAL STATEMENTS OF ACE LIMITED

3.3 APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS

4. ALLOCATION OF DISPOSABLE PROFIT

5. DISCHARGE OF THE BOARD OF DIRECTORS

6.1 ELECTION OF PRICEWATERHOUSECOOPERS AG (ZURICH) AS OUR STATUTORY AUDITOR UNTIL OUR NEXT ANNUAL ORDINARY GENERAL MEETING

6.2 RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM PRICEWATERHOUSECOOPERS LLP (UNITED STATES) FOR PURPOSES OF UNITED STATES SECURITIES LAW REPORTING FOR THE YEAR ENDING DECEMBER 31, 2013

6.3 ELECTION OF BDO AG (ZURICH) AS SPECIAL AUDITING FIRM UNTIL OUR NEXT ANNUAL ORDINARY GENERAL MEETING

7. APPROVAL OF ACE LIMITED 2004 LONG-TERM INCENTIVE PLAN AS AMENDED THROUGH THE SIXTH AMENDMENT

8. APPROVAL OF THE PAYMENT OF A DISTRIBUTION TO SHAREHOLDERS THROUGH REDUCTION OF THE PAR VALUE OF OUR SHARES, SUCH PAYMENT TO BE MADE IN FOUR QUARTERLY INSTALLMENTS AT SUCH TIMES DURING THE PERIOD THROUGH OUR NEXT ANNUAL GENERAL MEETING AS SHALL BE DETERMINED BY THE BOARD OF DIRECTORS

9. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION

		For For For For For For For For For For For For For For For For	For For For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
ABBVIE INC. 00287Y-109 May 6, 2013

1. DIRECTOR

1) WILLIAM H.L. BURNSIDE

2) EDWARD J. RAPP

3) ROY S. ROBERTS

2. RATIFICATION OF ERNST & YOUNG LLPAS AUDITORS OF ABBVIE FOR 2013.

3. SAY ON PAY - AN ADVISORY VOTE ON THE APPROVAL OF EXECUTIVE COMPENSATION.

4. SAY WHEN ON PAY - AN ADVISORY VOTE ON THE FREQUENCY OF THE ADVISORY STOCKHOLDER VOTE TO APPROVE EXECUTIVE COMPENSATION.

5. APPROVAL OF THE ABBVIE 2013 INCENTIVE STOCK PROGRAM

		For For For 1 Year For	For All For For 1 Year For	Management Management Management Management Management
ABBOTT LABORATORIES 002824-100 April 26, 2013

1. DIRECTOR

1) R.J. ALPERN

2) R.S. AUSTIN

3) S.E. BLOUNT

4) W.J. FARRELL

5) E.M. LIDDY

6) N. MCKINSTRY

7) P.N. NOVAKOVIC

8) W.A. OSBORN

9) S.C. SCOTT III

10) G.F. TILTON

11) M.D. WHITE

2. RATIFICATION OF DELOITTE & TOUCHE LLP AS AUDITORS

3. SAY ON PAY - AN ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION

4. SHAREHOLDER PROPOSAL - GENETICALLY MODIFIED INGREDIENTS

5. SHAREHOLDER PROPOSAL – LOBBYING DISCLOSURE

6. SHAREHOLDER PROPOSAL - INDEPENDENT BOARD CHAIR

7. SHAREHOLDER PROPOSAL – EQUITY RETENTION AND HEDGING

8. SHAREHOLDER PROPOSAL – INCENTIVE COMPENSATION

9. SHAREHOLDER PROPOSAL - ACCELERATED VESTING OF AWARDS UPON CHANGE IN CONTROL

		For For For Against Against Against Against Against Against	For For For Against Against Against Against Against Against	Management Management Management Shareholder Shareholder Shareholder Shareholder Shareholder Shareholder
BED BATH & BEYOND INC. 075896-100 June 28, 2013

1A. ELECTION OF DIRECTOR: WARREN EISENBERG

1B. ELECTION OF DIRECTOR: LEONARD FEINSTEIN

1C. ELECTION OF DIRECTOR: STEVEN H. TEMARES

1D. ELECTION OF DIRECTOR: DEAN S. ADLER

1E. ELECTION OF DIRECTOR: STANLEY F. BARSHAY

1F. ELECTION OF DIRECTOR: KLAUS EPPLER

1G. ELECTION OF DIRECTOR: PATRICK R. GASTON

1H. ELECTION OF DIRECTOR: JORDAN HELLER

1I. ELECTION OF DIRECTOR: VICTORIA A. MORRISON

2. RATIFICATION OF THE APPOINTMENT OF KPMG LLP

3. TO APPROVE, BY NON-BINDING VOTE, THE 2012 COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS.

		For For For For For For For For For For For	For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management
CELGENE CORPORATION 151020-104 June 12, 2013

1. DIRECTOR

1) ROBERT J. HUGIN

2) R.W. BARKER, D. PHIL.

3) MICHAEL D. CASEY

4) CARRIE S. COX

5) RODMAN L. DRAKE

6) M.A. FRIEDMAN, M.D.

7) GILLA KAPLAN, PH.D.

8) JAMES J. LOUGHLIN

9) ERNEST MARIO, PH.D.

2. RATIFICATION OF THE APPOINTMENT OF KPMG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.

3. APPROVAL OF THE AMENDMENT AND RESTATEMENT OF THE COMPANY'S 2008 STOCK INCENTIVE PLAN.

4. APPROVAL, BY NON-BINDING VOTE, OF EXECUTIVE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.

5. STOCKHOLDER PROPOSAL DESCRIBED IN MORE DETAIL IN THE PROXY STATEMENT.

		For For For For Against	For All For For For For	Management Management Management Management Shareholder
CHURCH & DWIGHT CO., INC. 171340-102 May 2, 2013

1A. ELECTION OF DIRECTOR: BRADLEY C. IRWIN

1B. ELECTION OF DIRECTOR: PENRY W. PRICE

1C. ELECTION OF DIRECTOR: ARTHUR B. WINKLEBLACK

2. APPROVAL OF THE CHURCH & DWIGHT CO., INC. AMENDED AND RESTATED OMNIBUS EQUITY COMPENSATION PLAN.

3. ADVISORY VOTE TO APPROVE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

4. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.

		For For For For For For	For For For For For For	Management Management Management Management Management Management
COACH, INC. 189754-104 September 10, 2012

1. DIRECTOR

1)  LEW FRANKFORT

2)  SUSAN KROPF

3)  GARY LOVEMAN

4)  IVAN MENEZES

5)  IRENE MILLER

6)  MICHAEL MURPHY

7)  STEPHANIE TILENIUS

8)  JIDE ZEITLIN

2. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2013

3. TO APPROVE, ON A NON-BINDING ADVISORY BASIS, THE COMPANY'S EXECUTIVE COMPENSATION

		For For For	For For For	Management Management Management
DIRECTV 25490A-309 May 2, 2013

1A. ELECTION OF DIRECTOR: NEIL AUSTRIAN

1B. ELECTION OF DIRECTOR: RALPH BOYD, JR.

1C. ELECTION OF DIRECTOR: ABELARDO BRU

1D. ELECTION OF DIRECTOR: DAVID DILLON

1E. ELECTION OF DIRECTOR: SAMUEL DIPIAZZA, JR.

1F. ELECTION OF DIRECTOR: DIXON DOLL

1G. ELECTION OF DIRECTOR: CHARLES LEE

1H. ELECTION OF DIRECTOR: PETER LUND

1I. ELECTION OF DIRECTOR: NANCY NEWCOMB

1J. ELECTION OF DIRECTOR: LORRIE NORRINGTON

1K. ELECTION OF DIRECTOR: MICHAEL WHITE

2. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR DIRECTV FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.

3. AN ADVISORY VOTE TO APPROVE COMPENSATION OF OUR NAMED EXECUTIVES.

4. SHAREHOLDER PROPOSAL TO PROHIBIT ACCELERATED VESTING OF EQUITY AWARDS UPON A CHANGE IN CONTROL.

5. SHAREHOLDER PROPOSAL TO REQUIRE THAT AN INDEPENDENT BOARD MEMBER BE THE CHAIRMAN OF THE COMPANY.

6. SHAREHOLDER PROPOSAL TO GRANT A RIGHT TO SHAREHOLDERS TO ACT BY WRITTEN CONSENT.

		For For For For For For For For For For For For For Against Against Against	For For For For For For For For For For For For For Against Against Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Shareholder Shareholder Shareholder
DOLLAR TREE, INC. 256746-108 June 20, 2013

1. DIRECTOR

1) ARNOLD S. BARRON

2) MACON F. BROCK, JR.

3) MARY ANNE CITRINO

4) H. RAY COMPTON

5) CONRAD M. HALL

6) LEMUEL E. LEWIS

7) J. DOUGLAS PERRY

8) BOB SASSER

9) THOMAS A. SAUNDERS III

10) THOMAS E. WHIDDON

11) CARL P. ZEITHAML

2. TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS

3. TO APPROVE THE COMPANY'S 2013 DIRECTOR DEFERRED COMPENSATION PLAN

4. TO RATIFY THE SELECTION OF KPMG AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

5. MANAGEMENT PROPOSAL TO INCREASE AUTHORIZED SHARES OF COMMON STOCK

		For For For For For	For All For For For For	Management Management Management Management Management
EDWARDS LIFESCIENCES CORPORATION 28176E-108 May 14, 2013

1A. ELECTION OF DIRECTOR: ROBERT A. INGRAM

1B. ELECTION OF DIRECTOR: WILLIAM J. LINK

1C. ELECTION OF DIRECTOR: WESLEY W. VON SCHACK

2. APPROVAL OF THE AMENDMENT AND RESTATEMENT OF THE LONG-TERM STOCK INCENTIVE COMPENSATION PROGRAM

3. APPROVAL OF THE AMENDMENT AND RESTATEMENT OF THE U.S. EMPLOYEE STOCK PURCHASE PLAN

4. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION

5. RATIFICATION OF APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

6. APPROVAL OF AMENDMENTS TO THE RESTATED CERTIFICATE OF INCORPORATION TO DECLASSIFY THE BOARD

7. APPROVAL OF AN AMENDMENT TO THE RESTATED CERTIFICATE OF INCORPORATION TO ELIMINATE THE SUPERMAJORITY VOTING PROVISION

8. ADVISORY VOTE TO APPROVE THE STOCKHOLDER PROPOSAL REGARDING SPECIAL MEETINGS OF STOCKHOLDERS

		For For For For For For For For For Against	For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Shareholder
EXPRESS SCRIPTS HOLDING COMPANY 30219G-108 May 9, 2013

1A. ELECTION OF DIRECTOR: GARY G. BENANA

1B. ELECTION OF DIRECTOR: MAURA C. BREEN

1C. ELECTION OF DIRECTOR: WILLIAM J. DELANEY

1D. ELECTION OF DIRECTOR: NICHOLAS J. LAHOWCHIC

1E. ELECTION OF DIRECTOR: THOMAS P. MAC MAHON

1F. ELECTION OF DIRECTOR: FRANK MERGENTHALER

1G. ELECTION OF DIRECTOR: WOODROW A. MYERS, JR., MD

1H. ELECTION OF DIRECTOR: JOHN O. PARKER, JR.

1I. ELECTION OF DIRECTOR: GEORGE PAZ

1J. ELECTION OF DIRECTOR: WILLIAM L. ROPER, MD, MPH

1K. ELECTION OF DIRECTOR: SAMUEL K. SKINNER

1L. ELECTION OF DIRECTOR: SEYMOUR STERNBERG

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS.

3. TO APPROVE, BY NON-BINDING VOTE, EXECUTIVE COMPENSATION.

		For For For For For For For For For For For For For For	For For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Management Management
GILEAD SCIENCES, INC. 375558-103 May 8, 2013

1. DIRECTOR

1) JOHN F. COGAN

2) ETIENNE F. DAVIGNON

3) CARLA A. HILLS

4) KEVIN E. LOFTON

5) JOHN W. MADIGAN

6) JOHN C. MARTIN

7) NICHOLAS G. MOORE

8) RICHARD J. WHITLEY

9) GAYLE E. WILSON

10) PER WOLD-OLSEN

2. TO RATIFY THE SELECTION OF ERNST & YOUNG LLP BY THE AUDIT COMMITTEE OF THE BOARD OF DIRECTORS AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF GILEAD FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.

3. TO APPROVE A RESTATEMENT OF GILEAD SCIENCES, INC.'S 2004 EQUITY INCENTIVE PLAN.

4. TO APPROVE AN AMENDMENT TO GILEAD'S RESTATED CERTIFICATE OF INCORPORATION.

5. TO APPROVE, ON THE ADVISORY BASIS, THE COMPENSATION OF GILEAD'S NAMED EXECUTIVE OFFICERS AS PRESENTED IN THE PROXY STATEMENT.

6. TO VOTE ON A STOCKHOLDER PROPOSAL REQUESTING THAT THE BOARD ADOPT A POLICY THAT THE CHAIRMAN OF THE BOARD OF DIRECTORS BE AN INDEPENDENT DIRECTOR, IF PROPERLY PRESENTED AT THE MEETING.

7. TO VOTE ON A STOCKHOLDER PROPOSAL REQUESTING THAT THE BOARD TAKE STEPS TO PERMIT STOCKHOLDER ACTION BY WRITTEN CONSENT, IF PROPERLY PRESENTED AT THE MEETING.

		For For For For For Against Against	For All For For For For Against Against	Management Management Management Management Management Shareholder Shareholder
GOOGLE INC. 38259P-508 June 6, 2013

1. DIRECTOR

1) LARRY PAGE

2) SERGEY BRIN

3) ERIC E. SCHMIDT

4) L. JOHN DOERR

5) DIANE B. GREENE

6) JOHN L. HENNESSY

7) ANN MATHER

8) PAUL S. OTELLINI

9) K. RAM SHRIRAM

10) SHIRLEY M. TILGHMAN

2. THE RATIFICATION OF THE APPOINTMENT OF ERNST &YOUNG LLP AS GOOGLE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2013.

3. A STOCKHOLDER PROPOSAL REGARDING A REPORT ON LEAD BATTERIES IN GOOGLE'S SUPPLY CHAIN, IF PROPERLY PRESENTED AT THE MEETING.

4. A STOCKHOLDER PROPOSAL REGARDING EQUAL SHAREHOLDER VOTING, IF PROPERLY PRESENTED AT THE MEETING.

5. A STOCKHOLDER PROPOSAL REGARDING EXECUTIVE STOCK RETENTION, IF PROPERLY PRESENTED AT THE MEETING.

6. A STOCKHOLDER PROPOSAL REGARDING SUCCESSION PLANNING, IF PROPERLY PRESENTED AT THE MEETING.

		For For Against Against Against Against	For For Against Against Against Against	Management Management Shareholder Shareholder Shareholder Shareholder
HESS CORPORATION 42809H-107 May 16, 2013

01 DIRECTOR

1) RODNEY F. CHASE

2) HARVEY GOLUB

3) KARL F. KURZ

4) DAVID MCMANUS

5) MARSHALL D. SMITH

02 TO APPROVE THE COMPANY'S PROPOSAL TO RATIFY THE SELECTION BY THE AUDIT COMMITTEE OF THE FIRM OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDINGDECEMBER 31, 2013.

03 TO APPROVE, ON AN ADVISORY BASIS, THEC OMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS, AS DESCRIBED FURTHER IN THE COMPANY'S PROXY STATEMENT.

04 TO APPROVE AN AMENDMENT TO THE COMPANY'S CERTIFICATE OF INCORPORATION AND BY-LAWS TO DECLASSIFY THE BOARD.

05 TO APPROVE THE STOCKHOLDER PROPOSAL RECOMMENDING THAT THE BOARD ADOPT A POLICY THAT REQUIRES AN INDEPENDENT CHAIRMAN.

06 TO APPROVE THE STOCKHOLDER PROPOSAL RECOMMENDING THAT THE BOARD TAKE ACTION TO IMPLEMENT A SIMPLE MAJORITY VOTE STANDARD.

07 TO APPROVE THE STOCKHOLDER PROPOSAL RECOMMENDING THAT THE COMPANY PROVIDE A REPORT REGARDING POLITICAL CONTRIBUTIONS.

08 TO APPROVE THE REPEAL OF ANY PROVISIONS OF OR AMENDMENT TO THE BY-LAWS ADOPTED BY THE BOARD WITHOUT THE APPROVAL OF THE STOCKHOLDERS AFTER FEBRUARY 2, 2011 AND BEFORE THE 2013 ANNUAL MEETING.

		For For Against For For For For For	For All For Against For For For For For	Management Management Shareholder Management Management Management Management Management
KLA-TENCOR CORPORATION 482480-100 September 18, 2012

1. DIRECTOR

1)ROBERT P. AKINS

2)ROBERT T. BOND

3) KIRAN M. PATEL

4) DAVID C. WANG

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING JUNE 30, 2013.

3. TO APPROVE AN AMENDMENT TO THE COMPANY'S CERTIFICATE OF INCORPORATION TO DECLASSIFY THE COMPANY'S BOARD OF DIRECTORS.

4. ADVISORY PROPOSAL ON THE COMPANY'S EXECUTIVE COMPENSATION.

		For For For For	For For For For	Management Management Management Management
LKQ CORPORATION 501889-208 May 6, 2013

1. DIRECTOR

1) A. CLINTON ALLEN

2) KEVIN F. FLYNN

3) RONALD G. FOSTER

4) JOSEPH M. HOLSTEN

5) BLYTHE J. MCGARVIE

6) PAUL M. MEISTER

7) JOHN F. O'BRIEN

8) GUHAN SUBRAMANIAN

9) ROBERT L. WAGMAN

10) WILLIAM M. WEBSTER, IV

2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF LKQ CORPORATION FOR THE FISCAL YEAR

3. APPROVAL OF THE MATERIAL TERMS OF THE PERFORMANCE GOALS UNDER THE LKQ CORPORATION 1998 EQUITY INCENTIVE PLAN TO PERMIT CERTAIN PAYMENTS UNDER THE PLAN TO QUALIFY AS TAX-DEDUCTIBLE PERFORMANCE BASED COMPENSATION, AS DESCRIBED IN THE PROXY STATEMENT FOR THE ANNUAL MEETING.

4. APPROVAL OF AN AMENDMENT TO THE LKQ CORPORATION CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK FROM 500,000,000 TO 1,000,000,000, AS DESCRIBED IN THE PROXY STATEMENT FOR THE ANNUAL MEETING.

5. APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS OF LKQ CORPORATION.

		For For For For For	For All For For For For	Management Management Management Management Management
MASTERCARD INCORPORATED 57636Q-104 June 18, 2013

1A. ELECTION OF DIRECTOR: RICHARD HAYTHORNTHWAITE

1B. ELECTION OF DIRECTOR: AJAY BANGA

1C. ELECTION OF DIRECTOR: SILVIO BARZI

1D. ELECTION OF DIRECTOR: DAVID R. CARLUCCI

1E. ELECTION OF DIRECTOR: STEVEN J. FREIBERG

1F. ELECTION OF DIRECTOR: NANCY J. KARCH

1G. ELECTION OF DIRECTOR: MARC OLIVIE

1H. ELECTION OF DIRECTOR: RIMA QURESHI

1I. ELECTION OF DIRECTOR: JOSE OCTAVIO REYES LAGUNES

1J. ELECTION OF DIRECTOR: MARK SCHWARTZ

1K. ELECTION OF DIRECTOR: JACKSON P. TAI

1L. ELECTION OF DIRECTOR: EDWARD SUNING TIAN

2. ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION

3. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

		For For For For For For For For For For For For For For	For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management
MICROSOFT CORPORATION 594918-104 September 14, 2012

1. ELECTION OF DIRECTOR: STEVEN A. BALLMER

2. ELECTION OF DIRECTOR: DINA DUBLON

3. ELECTION OF DIRECTOR: WILLIAM H. GATES III

4. ELECTION OF DIRECTOR: MARIA M. KLAWE

5. ELECTION OF DIRECTOR: STEPHEN J. LUCZO

6. ELECTION OF DIRECTOR: DAVID F. ARQUARDT

7. ELECTION OF DIRECTOR: CHARLES H. NOSKI

8. ELECTION OF DIRECTOR: HELMUT PANKE

9. ELECTION OF DIRECTOR: JOHN W. THOMPSON

10. ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION

11. APPROVAL OF EMPLOYEE STOCK PURCHASE PLAN

12. RATIFICATION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT AUDITOR FOR FISCAL YEAR 2013

13. SHAREHOLDER PROPOSAL - ADOPT CUMULATIVE VOTING

		For For For For For For For For For For For For Against	For For For For For For For For For For For For Against	Management Management Management Management Management Management Management Management Management Management Management Management Shareholder
ORACLE CORPORATION 68389X-105 September 10, 2012

1.  DIRECTOR

1)  JEFFREY S. BERG

2)  H. RAYMOND BINGHAM

3)  MICHAEL J. BOSKIN

4)  SAFRA A. CATZ

5)  BRUCE R. CHIZEN

6)  GEORGE H. CONRADES

7)  LAWRENCE J. ELLISON

8)  HECTOR GARCIA-MOLINA

9)  JEFFREY O. HENLEY

10)  MARK V. HURD

11)  DONALD L. LUCAS

12)  NAOMI O. SELIGMAN

2. ADVISORY VOTE TO APPROVE EXECUTIVE  COMPENSATION.

3. APPROVAL OF INCREASE IN SHARES UNDER THE DIRECTORS' STOCK PLAN.

4. RATIFICATION OF THE SELECTION OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2013.

5. STOCKHOLDER PROPOSAL REGARDING MULTIPLE PERFORMANCE METRICS.

6. STOCKHOLDER PROPOSAL REGARDING INDEPENDENT BOARD CHAIRMAN.

7. STOCKHOLDER PROPOSAL REGARDING EQUITY RETENTION POLICY.

8. STOCKHOLDER PROPOSAL REGARDING EQUITY ACCELERATION UPON A CHANGE IN CONTROL OF ORACLE.

		For For For For Against Against Against Against	For For For For Against Against Against Against	Management Management Management Management Shareholder Shareholder Shareholder Shareholder
ROBERT HALF INTERNATIONAL INC. 770323-103 May 23, 2013

1. DIRECTOR

1) ANDREW S. BERWICK, JR.

2) HAROLD M. MESSMER, JR.

3) BARBARA J. NOVOGRADAC

4) ROBERT J. PACE

5) FREDERICK A. RICHMAN

6) M. KEITH WADDELL

2. RATIFICATION OF APPOINTMENT OF AUDITOR.

3. PROPOSAL REGARDING ANNUAL PERFORMANCE BONUS PLAN.

4. PROPOSAL REGARDING STOCK INCENTIVE PLAN.

5. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.

		For For For For For	For All For Against AgainstAgainst	Management Management Management Management Management
SCHLUMBERGER LIMITED 806857-108 April 10, 2013

1A. ELECTION OF DIRECTOR: PETER L.S. CURRIE

1B. ELECTION OF DIRECTOR: TONY ISAAC

1C. ELECTION OF DIRECTOR: K. VAMAN KAMATH

1D. ELECTION OF DIRECTOR: PAAL KIBSGAARD

1E. ELECTION OF DIRECTOR: NIKOLAY KUDRYAVTSEV

1F. ELECTION OF DIRECTOR: ADRIAN LAJOUS

1G. ELECTION OF DIRECTOR: MICHAEL E. MARKS

1H. ELECTION OF DIRECTOR: LUBNA S. OLAYAN

1I. ELECTION OF DIRECTOR: L. RAFAEL REIF

1J. ELECTION OF DIRECTOR: TORE I. SANDVOLD

1K. ELECTION OF DIRECTOR: HENRI SEYDOUX

2. TO APPROVE, ON AN ADVISORY BASIS, THE COMPANY'S EXECUTIVE COMPENSATION.

3. TO APPROVE THE COMPANY'S 2012 FINANCIAL STATEMENTS AND DECLARATIONS OF DIVIDENDS.

4. TO APPROVE THE APPOINTMENT OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

5. TO APPROVE THE ADOPTION OF THE 2013 SCHLUMBERGER OMNIBUS INCENTIVE PLAN.

6. TO APPROVE THE ADOPTION OF AN AMENDMENT AND RESTATEMENT OF THE SCHLUMBERGER DISCOUNT STOCK PURCHASE PLAN.

		For For For For For For For For For For For For For For For For	For For For For For For For For For For For For For For For For	Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management Management
SOUTHWESTERN ENERGY COMPANY 845467-109 May 21, 2013

1.1 ELECTION OF DIRECTOR: JOHN D. GASS

1.2 ELECTION OF DIRECTOR: CATHERINE A. KEHR

1.3 ELECTION OF DIRECTOR: GREG D. KERLEY

1.4 ELECTION OF DIRECTOR: HAROLD M. KORELL

1.5 ELECTION OF DIRECTOR: VELLO A. KUUSKRAA

1.6 ELECTION OF DIRECTOR: KENNETH R. MOURTON

1.7 ELECTION OF DIRECTOR: STEVEN L. MUELLER

1.8 ELECTION OF DIRECTOR: ELLIOTT PEW

1.9 ELECTION OF DIRECTOR: ALAN H. STEVENS

2. PROPOSAL TO RATIFY INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.

3. ADVISORY VOTE TO APPROVE OUR EXECUTIVE COMPENSATION.

4. PROPOSAL TO APPROVE OUR 2013 INCENTIVE PLAN.

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TEXAS INSTRUMENTS INCORPORATED 882508-104 April 18, 2013

1A. ELECTION OF DIRECTOR: R.W. BABB, JR.

1B. ELECTION OF DIRECTOR: M.A. BLINN

1C. ELECTION OF DIRECTOR: D.A. CARP

1D. ELECTION OF DIRECTOR: C.S. COX

1E. ELECTION OF DIRECTOR: P.H. PATSLEY

1F. ELECTION OF DIRECTOR: R.E. SANCHEZ

1G. ELECTION OF DIRECTOR: W.R. SANDERS

1H. ELECTION OF DIRECTOR: R.J. SIMMONS

1I. ELECTION OF DIRECTOR: R.K. TEMPLETON

1J. ELECTION OF DIRECTOR: C.T. WHITMAN

2. BOARD PROPOSAL REGARDING ADVISORY APPROVAL OF THE COMPANY'S EXECUTIVE COMPENSATION.

3. BOARD PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.

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THERMO FISHER SCIENTIFIC INC. 883556-102 May 22, 2013

1A. ELECTION OF DIRECTOR: C. MARTIN HARRIS

1B. ELECTION OF DIRECTOR: JUDY C. LEWENT

1C. ELECTION OF DIRECTOR: JIM P. MANZI

1D. ELECTION OF DIRECTOR: LARS R. SORENSEN

1E. ELECTION OF DIRECTOR: ELAINE S. ULLIAN

1F. ELECTION OF DIRECTOR: MARC N. CASPER

1G. ELECTION OF DIRECTOR: NELSON J. CHAI

1H. ELECTION OF DIRECTOR: TYLER JACKS

2. AN ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

3. APPROVAL AND ADOPTION OF THE THERMO FISHER SCIENTIFIC 2013 STOCK INCENTIVE PLAN.

4. APPROVAL AND ADOPTION OF THE THERMO FISHER SCIENTIFIC 2013 ANNUAL INCENTIVE PLAN.

5. RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION OF

PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR 2013.

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TRIMBLE NAVIGATION LIMITED 896239-100 May 7, 2013

1. DIRECTOR

1) STEVEN W. BERGLUND

2) JOHN B. GOODRICH

3) WILLIAM HART

4) MERIT E. JANOW

5) ULF J. JOHANSSON

6) RONALD S. NERSESIAN

7) MARK S. PEEK

8) NICKOLAS W. VANDE STEEG

2. TO APPROVE THE COMPENSATION FOR OUR NAMED EXECUTIVE OFFICER

3. TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT AUDITOR OF THE COMPANY FOR THE FISCAL YEAR ENDING JANUARY 3, 2014.

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HARRIS CORPORATION 413875-105 August 31, 2012

1A. ELECTION OF DIRECTOR: WILLIAM M. BROWN

1B. ELECTION OF DIRECTOR: PETER W. CHIARELLI

1C. ELECTION OF DIRECTOR: THOMAS A. DATTILO

1D. ELECTION OF DIRECTOR: TERRY D. GROWCOCK

1E. ELECTION OF DIRECTOR: LEWIS HAY III

1F. ELECTION OF DIRECTOR: KAREN KATEN

1G. ELECTION OF DIRECTOR: STEPHEN P. KAUFMAN

1H. ELECTION OF DIRECTOR: LESLIE F. KENNE

1I. ELECTION OF DIRECTOR: DAVID B. RICKARD

1J. ELECTION OF DIRECTOR: JAMES C. STOFFEL

1K. ELECTION OF DIRECTOR: GREGORY T. SWIENTON

1L. ELECTION OF DIRECTOR: HANSEL E. TOOKES II

2. APPROVAL OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

3.  APPROVAL OF AN AMENDMENT TO OUR RESTATED CERTIFICATE OF INCORPORATION TO PERMIT HOLDERS OF 25% OF OUR OUTSTANDING SHARES OF COMMON STOCK TO CALL SPECIAL MEETINGS OF SHAREHOLDERS.

4. THE RATIFICATION OF THE APPOINTMENT BY OUR AUDIT COMMITTEE OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR

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Morris Capital Advisors, LLC and

Manor Investment Funds, Inc

Proxy Voting History

Votes Cast for the Manor Core Fund

Company Information	Proposal	Mgmt Rec	Vote Cast	Sponsor
AT&T INC. 00206R-102 April 26, 2013

1A. ELECTION OF DIRECTOR: RANDALL L. STEPHENSON

1B. ELECTION OF DIRECTOR: GILBERT F. AMELIO

1C. ELECTION OF DIRECTOR: REUBEN V.  ANDERSON

1D. ELECTION OF DIRECTOR: JAMES H. BLANCHARD

1E. ELECTION OF DIRECTOR: JAIME CHICO PARDO

1F. ELECTION OF DIRECTOR: SCOTT T.  FORD

1G. ELECTION OF DIRECTOR: JAMES P. KELLY

1H. ELECTION OF DIRECTOR: JON C. MADONNA

1I. ELECTION OF DIRECTOR: MICHAEL B. MCCALLISTER

1J. ELECTION OF DIRECTOR: JOHN B. MCCOY

1K. ELECTION OF DIRECTOR: JOYCE M. ROCHE

1L. ELECTION OF DIRECTOR: MATTHEW K. ROSE

1M. ELECTION OF DIRECTOR: LAURA D'ANDREA TYSON

2. RATIFICATION OF APPOINTMENT OF INDEPENDENT AUDITORS.

3. ADVISORY APPROVAL OF EXECUTIVE COMPENSATION.

4. APPROVE STOCK PURCHASE AND DEFERRAL PLAN.

5. POLITICAL CONTRIBUTIONS REPORT.

6. LEAD BATTERIES REPORT

7. COMPENSATION PACKAGES.

8. INDEPENDENT BOARD CHAIRMAN.

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ACTAVIS, INC. 00507K-103 May 10, 2013

1A. ELECTION OF DIRECTOR: JACK MICHELSON

1B. ELECTION OF DIRECTOR: RONALD R. TAYLOR

1C. ELECTION OF DIRECTOR: ANDREW L. TURNER

1D. ELECTION OF DIRECTOR: PAUL M. BISARO

1E. ELECTION OF DIRECTOR: CHRISTOPHER W. BODINE

1F. ELECTION OF DIRECTOR: MICHEL J. FELDMAN

1G. ELECTION OF DIRECTOR: FRED G. WEISS

2. TO APPROVE, ON AN ADVISORY BASIS, NAMED EXECUTIVE OFFICER COMPENSATION.

3. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

4. TO VOTE ON A PROPOSAL SUBMITTED BY A STOCKHOLDER TO REQUEST THAT THE COMPANY ADOPT A POLICY REQUIRING ITS SENIOR EXECUTIVES TO RETAIN A SIGNIFICANT PERCENTAGE OF THE COMPANY SHARES THEY ACQUIRE THROUGH THE COMPANY'S EQUITY COMPENSATION PROGRAMS UNTIL REACHING RETIREMENT AGE.

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AGILENT TECHNOLOGIES, INC. 00846U-101 March 20, 2013

01 ELECTION OF DIRECTOR: PAUL N. CLARK

02 ELECTION OF DIRECTOR: JAMES G. CULLEN

03 ELECTION OF DIRECTOR: TADATAKA YAMADA, M.D.

2 TO RATIFY THE AUDIT AND FINANCE COMMITTEE'S APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS AGILENT'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

3 TO APPROVE THE COMPENSATION OF AGILENT'S NAMED EXECUTIVE OFFICERS.

4 TO CONSIDER A STOCKHOLDER PROPOSAL, IF PROPERLY PRESENTED AT THE ANNUAL MEETING, TO REPEAL THE CLASSIFIED BOARD STRUCTURE.

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AMERISOURCEBERGEN CORPORATION 03073E-105 February 28, 2013

1.1 ELECTION OF DIRECTOR: STEVEN H. COLLIS

1.2 ELECTION OF DIRECTOR: DOUGLAS R. CONANT

1.3 ELECTION OF DIRECTOR: RICHARD W. GOCHNAUER

1.4 ELECTION OF DIRECTOR: RICHARD C. GOZON

1.5 ELECTION OF DIRECTOR: EDWARD E. HAGENLOCKER

1.6 ELECTION OF DIRECTOR: KATHLEEN W. HYLE

1.7 ELECTION OF DIRECTOR: MICHAEL J. LONG

1.8 ELECTION OF DIRECTOR: HENRY W. MCGEE

2. RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

3. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

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AMPHENOL CORPORATION 032095-101 May 22, 2013

1A. ELECTION OF DIRECTOR: STANLEY L. CLARK

1B. ELECTION OF DIRECTOR: DAVID P. FALCK

1C. ELECTION OF DIRECTOR: EDWARD G. JEPSEN

1D. ELECTION OF DIRECTOR: ANDREW E. LIETZ

1E. ELECTION OF DIRECTOR: MARTIN H. LOEFFLER

1F. ELECTION OF DIRECTOR: JOHN R. LORD

2. RATIFICATION OF DELOITTE & TOUCHE LLP AS INDEPENDENT PUBLIC ACCOUNTANTS OF THE COMPANY.

3. ADVISORY VOTE TO APPROVE COMPENSATION OF NAMED EXECUTIVE OFFICERS.

4. A STOCKHOLDER PROPOSAL FOR SPECIAL SHAREOWNER MEETING RIGHT.

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APPLIED MATERIALS, INC. 038222-105 March 5, 2013

1A. ELECTION OF DIRECTOR: AART J. DE GEUS

1B. ELECTION OF DIRECTOR: STEPHEN R. FORREST

1C. ELECTION OF DIRECTOR: THOMAS J. IANNOTTI

1D. ELECTION OF DIRECTOR: SUSAN M. JAMES

1E. ELECTION OF DIRECTOR: ALEXANDER A. KARSNER

1F. ELECTION OF DIRECTOR: GERHARD H. PARKER

1G. ELECTION OF DIRECTOR: DENNIS D. POWELL

1H. ELECTION OF DIRECTOR: WILLEM P. ROELANDTS

1I. ELECTION OF DIRECTOR: JAMES E. ROGERS

1J. ELECTION OF DIRECTOR: MICHAEL R. SPLINTER

1K. ELECTION OF DIRECTOR: ROBERT H. SWAN

2. TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF APPLIED MATERIALS' NAMED EXECUTIVE OFFICERS.

3. TO RATIFY THE APPOINTMENT OF KPMG LLP AS APPLIED MATERIALS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2013.

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THE CHUBB CORPORATION 171232-101 April 30, 2013

1A) ELECTION OF DIRECTOR: ZOE BAIRD BUDINGER

1B) ELECTION OF DIRECTOR: SHEILA P. BURKE

1C) ELECTION OF DIRECTOR: JAMES I. CASH, JR.

1D) ELECTION OF DIRECTOR: JOHN D. FINNEGAN

1E) ELECTION OF DIRECTOR: LAWRENCE W. KELLNER

1F) ELECTION OF DIRECTOR: MARTIN G. MCGUINN

1G) ELECTION OF DIRECTOR: LAWRENCE M. SMALL

1H) ELECTION OF DIRECTOR: JESS SODERBERG

1I) ELECTION OF DIRECTOR: DANIEL E. SOMERS

1J) ELECTION OF DIRECTOR: WILLIAM C. WELDON

1K) ELECTION OF DIRECTOR: JAMES M. ZIMMERMAN

1L) ELECTION OF DIRECTOR: ALFRED W. ZOLLAR

2. RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT AUDITOR

3. ADVISORY VOTE ON THE COMPENSATION PAID TO THE CORPORATION'S NAMED EXECUTIVE OFFICERS.

4. SHAREHOLDER PROPOSAL REGARDING POLITICAL CONTRIBUTIONS AND RELATED EXPENDITURES.

5. SHAREHOLDER PROPOSAL REGARDING PREPARATION OF AN ANNUAL SUSTAINABILITY REPORT.

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COLGATE-PALMOLIVE COMPANY 194162-103 May 10, 2013

1A ELECTION OF DIRECTOR: NIKESH ARORA

1B ELECTION OF DIRECTOR: JOHN T. CAHILL

1C ELECTION OF DIRECTOR: IAN COOK

1D ELECTION OF DIRECTOR: HELENE D. GAYLE

1E ELECTION OF DIRECTOR: ELLEN M.HANCOCK

1F ELECTION OF DIRECTOR: JOSEPH JIMENEZ

1G ELECTION OF DIRECTOR: RICHARD J. KOGAN

1H ELECTION OF DIRECTOR: DELANO E. LEWIS

1I ELECTION OF DIRECTOR: J. PEDRO REINHARD

1J ELECTION OF DIRECTOR: STEPHEN I. SADOVE

2. RATIFY SELECTION OF PRICEWATERHOUSECOOPERS LLP AS COLGATE'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

3. ADVISORY VOTE ON EXECUTIVE COMPENSATION.

4. APPROVE THE COLGATE-PALMOLIVE COMPANY 2013 INCENTIVE COMPENSATION PLAN.

5. STOCKHOLDER PROPOSAL ON EXECUTIVE STOCK RETENTION REQUIREMENT.

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DIAMOND OFFSHORE DRILLING, INC. 25271C-102 May 15, 2013

1A ELECTION OF DIRECTOR: JAMES S. TISCH

1B ELECTION OF DIRECTOR: LAWRENCE R. DICKERSON

1C ELECTION OF DIRECTOR: JOHN R. BOLTON

1D ELECTION OF DIRECTOR: CHARLES L. FABRIKANT

1E ELECTION OF DIRECTOR: PAUL G. GAFFNEY II

1F ELECTION OF DIRECTOR: EDWARD GREBOW

1G ELECTION OF DIRECTOR: HERBERT C. HOFMANN

1H ELECTION OF DIRECTOR: CLIFFORD M. SOBEL

1I ELECTION OF DIRECTOR: ANDREW H. TISCH

1J ELECTION OF DIRECTOR: RAYMOND S. TROUBH

2 RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY FOR FISCAL YEAR 2013.

3 TO APPROVE, ON AN ADVISORY BASIS, EXECUTIVE COMPENSATION.

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DOVER CORPORATION 260003-108 May 2, 2013

1A. ELECTION OF DIRECTOR: D.H. BENSON

1B. ELECTION OF DIRECTOR: R.W. CREMIN

1C. ELECTION OF DIRECTOR: J-P.M. ERGAS

1D. ELECTION OF DIRECTOR: P.T. FRANCIS

1E. ELECTION OF DIRECTOR: K.C. GRAHAM

1F. ELECTION OF DIRECTOR: M.F. JOHNSTON

1G. ELECTION OF DIRECTOR: R.A. LIVINGSTON

1H. ELECTION OF DIRECTOR: R.K. LOCHRIDGE

1I. ELECTION OF DIRECTOR: B.G. RETHORE

1J. ELECTION OF DIRECTOR: M.B. STUBBS

1K. ELECTION OF DIRECTOR: S.M. TODD

1L. ELECTION OF DIRECTOR: S.K. WAGNER

1M. ELECTION OF DIRECTOR: M.A. WINSTON

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.

3. TO APPROVE, ON AN ADVISORY BASIS, NAMED EXECUTIVE OFFICER COMPENSATION.

4. TO CONSIDER A SHAREHOLDER PROPOSAL REGARDING THE ADOPTION OF A SIMPLE MAJORITY VOTING STANDARD FOR SHAREHOLDER MATTERS, IF PROPERLY PRESENTED AT THE MEETING.

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EXELON CORPORATION 30161N-101 April 23, 2013

1A. ELECTION OF DIRECTOR: ANTHONY K. ANDERSON

1B. ELECTION OF DIRECTOR: ANN C. BERZIN

1C. ELECTION OF DIRECTOR: JOHN A. CANNING, JR.

1D. ELECTION OF DIRECTOR: CHRISTOPHER M. CRANE

1E. ELECTION OF DIRECTOR: YVES C. DE BALMANN

1F. ELECTION OF DIRECTOR: NICHOLAS DEBENEDICTIS

1G. ELECTION OF DIRECTOR: NELSON A. DIAZ

1H. ELECTION OF DIRECTOR: SUE L. GIN

1I. ELECTION OF DIRECTOR: PAUL L.JOSKOW

1J. ELECTION OF DIRECTOR: ROBERT J. LAWLESS

1K. ELECTION OF DIRECTOR: RICHARD W. MIES

1L. ELECTION OF DIRECTOR: WILLIAM C. RICHARDSON

1M. ELECTION OF DIRECTOR: THOMAS J. RIDGE

1N. ELECTION OF DIRECTOR: JOHN W. ROGERS, JR.

1O. ELECTION OF DIRECTOR: MAYO A. SHATTUCK III

1P. ELECTION OF DIRECTOR: STEPHEN D. STEINOUR

2. THE RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS EXELON'S INDEPENDENT ACCOUNTANT FOR 2013.

3. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION.

4. APPROVE AMENDED & RESTATED EMPLOYEE STOCK PURCHASE PLAN.

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FRANKLIN RESOURCES, INC 354613-101 March 13, 2013

1A. ELECTION OF DIRECTOR: SAMUEL H. ARMACOST

1B. ELECTION OF DIRECTOR: PETER K. BARKER

1C. ELECTION OF DIRECTOR: CHARLES CROCKER

1D. ELECTION OF DIRECTOR: CHARLES B. JOHNSON

1E. ELECTION OF DIRECTOR: GREGORY E. JOHNSON

1F. ELECTION OF DIRECTOR: RUPERT H. JOHNSON, JR.

1G. ELECTION OF DIRECTOR: MARK C. PIGOTT

1H. ELECTION OF DIRECTOR: CHUTTA RATNATHICAM

1I. ELECTION OF DIRECTOR: LAURA STEIN

1J. ELECTION OF DIRECTOR: ANNE M. TATLOCK

1K. ELECTION OF DIRECTOR: GEOFFREY Y. YANG

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 2013.

3. STOCKHOLDER PROPOSAL ON GENOCIDE-FREE INVESTING.

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INTERNATIONAL BUSINESS MACHINES CORP. 459200-101 April 30, 2013

1A. ELECTION OF DIRECTOR: A.J.P. BELDA

1B. ELECTION OF DIRECTOR: W.R. BRODY

1C. ELECTION OF DIRECTOR: K.I. CHENAULT

1D. ELECTION OF DIRECTOR: M.L. ESKEW

1E. ELECTION OF DIRECTOR: D.N. FARR

1F. ELECTION OF DIRECTOR: S.A. JACKSON

1G. ELECTION OF DIRECTOR: A.N. LIVERIS

1H. ELECTION OF DIRECTOR: W.J. MCNERNEY, JR.

1I. ELECTION OF DIRECTOR: J.W. OWENS

1J. ELECTION OF DIRECTOR: V.M. ROMETTY

1K. ELECTION OF DIRECTOR: J.E. SPERO

1L. ELECTION OF DIRECTOR: S. TAUREL

1M. ELECTION OF DIRECTOR: L.H. ZAMBRANO

2. RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (PAGE 71)

3. ADVISORY VOTE ON EXECUTIVE COMPENSATION (PAGE 72)

4. STOCKHOLDER PROPOSAL FOR DISCLOSURE OF LOBBYING POLICIES AND PRACTICES (PAGE 73)

5. STOCKHOLDER PROPOSAL ON THE RIGHT TO ACT BY WRITTEN CONSENT (PAGE 74)

6. STOCKHOLDER PROPOSAL ON INDEPENDENT BOARD CHAIR (PAGE 75)

7. STOCKHOLDER PROPOSAL FOR EXECUTIVES TO RETAIN SIGNIFICANT STOCK (PAGE 76)

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INTEL CORPORATION 458140-100 May 16, 2013

1A. ELECTION OF DIRECTOR: CHARLENE BARSHEFSKY

1B. ELECTION OF DIRECTOR: ANDY D. BRYANT

1C. ELECTION OF DIRECTOR: SUSAN L. DECKER

1D. ELECTION OF DIRECTOR: JOHN J. DONAHOE

1E. ELECTION OF DIRECTOR: REED E. HUNDT

1F. ELECTION OF DIRECTOR: JAMES D. PLUMMER

1G. ELECTION OF DIRECTOR: DAVID S. POTTRUCK

1H. ELECTION OF DIRECTOR: FRANK D. YEARY

1I. ELECTION OF DIRECTOR: DAVID B. YOFFIE

2. RATIFICATION OF SELECTION OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE CURRENT YEAR

3. ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION

4. APPROVAL OF AMENDMENT ANDEXTENSION OF THE 2006 EQUITY INCENTIVE PLAN

5. STOCKHOLDER PROPOSAL TITLED "EXECUTIVES TO RETAIN SIGNIFICANT STOCK"

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JPMORGAN CHASE & CO. 46625H-100 May 21, 2013

1A. ELECTION OF DIRECTOR: JAMES A. BELL

1B. ELECTION OF DIRECTOR: CRANDALL C. BOWLES

1C. ELECTION OF DIRECTOR: STEPHEN B. BURKE

1D. ELECTION OF DIRECTOR: DAVID M. COTE

1E. ELECTION OF DIRECTOR: JAMES S. CROWN

1F. ELECTION OF DIRECTOR: JAMES DIMON

1G. ELECTION OF DIRECTOR: TIMOTHY P. FLYNN

1H. ELECTION OF DIRECTOR: ELLEN V. FUTTER

1I. ELECTION OF DIRECTOR: LABAN P. JACKSON, JR.

1J. ELECTION OF DIRECTOR: LEE R. RAYMOND

1K. ELECTION OF DIRECTOR: WILLIAM C. WELDON

2. RATIFICATION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

3. ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION

4. AMENDMENT TO THE FIRM'S RESTATED CERTIFICATE OF INCORPORATION TO AUTHORIZE SHAREHOLDER ACTION BY WRITTEN CONSENT

5. REAPPROVAL OF KEY EXECUTIVE PERFORMANCE PLAN

6. REQUIRE SEPARATION OF CHAIRMAN AND CEO

7. REQUIRE EXECUTIVES TO RETAIN SIGNIFICANT STOCK UNTIL REACHING NORMAL RETIREMENT AGE

8. ADOPT PROCEDURES TO AVOID HOLDING OR ECOMMENDING INVESTMENTS THAT CONTRIBUTE TO HUMAN RIGHTS VIOLATIONS

9. DISCLOSE FIRM PAYMENTS USED DIRECTLY OR INDIRECTLY FOR LOBBYING, INCLUDING SPECIFIC AMOUNTS AND RECIPIENTS' NAMES

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METLIFE, INC. 59156R-108 April 23, 2013

1.1  ELECTION OF DIRECTOR: R. GLENNHUBBARD

1.2 ELECTION OF DIRECTOR: STEVEN A. KANDARIAN

1.3 ELECTION OF DIRECTOR: JOHN M. KEANE

1.4 ELECTION OF DIRECTOR: ALFRED F. KELLY, JR.

1.5 ELECTION OF DIRECTOR: JAMES M. KILTS

1.6 ELECTION OF DIRECTOR: CATHERINE R. KINNEY

1.7 ELECTION OF DIRECTOR: HUGH B. PRICE

1.8 ELECTION OF DIRECTOR: KENTON J. SICCHITANO

2. RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT AUDITOR FOR 2013

3. ADVISORY VOTE TO APPROVE THE COMPENSATION PAID TO THE COMPANY'S NAMED EXECUTIVE OFFICERS

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MICROSOFT CORPORATION 594918-104 September 14, 2012

1. ELECTION OF DIRECTOR: STEVEN A. BALLMER

2. ELECTION OF DIRECTOR: DINA DUBLON

3. ELECTION OF DIRECTOR: WILLIAM H. GATES III

4. ELECTION OF DIRECTOR: MARIA M. KLAWE

5. ELECTION OF DIRECTOR: STEPHEN J. LUCZO

6. ELECTION OF DIRECTOR: DAVID F. ARQUARDT

7. ELECTION OF DIRECTOR: CHARLES H. NOSKI

8. ELECTION OF DIRECTOR: HELMUT PANKE

9. ELECTION OF DIRECTOR: JOHN W. THOMPSON

10. ADVISORY VOTE ON NAMED EXECUTIVE OFFICER COMPENSATION

11. APPROVAL OF EMPLOYEE STOCK PURCHASE PLAN

12. RATIFICATION OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT AUDITOR FOR FISCAL YEAR 2013

13. SHAREHOLDER PROPOSAL - ADOPT CUMULATIVE VOTING

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NATIONAL OILWELL VARCO, INC. 637071-101 May 22, 2013

1A. ELECTION OF DIRECTOR: MERRILL A. MILLER, JR.

1B. ELECTION OF DIRECTOR: GREG L. ARMSTRONG

1C. ELECTION OF DIRECTOR: BEN A. GUILL

1D. ELECTION OF DIRECTOR: DAVID D. HARRISON

1E. ELECTION OF DIRECTOR: ROGER L. JARVIS

1F. ELECTION OF DIRECTOR: ERIC L. MATTSON

2. RATIFICATION OF INDEPENDENT AUDITORS.

3. APPROVE, BY NON-BINDING VOTE, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

4. APPROVE AMENDMENTS TO THE NATIONAL OILWELL VARCO, INC. LONG-TERM INCENTIVE PLAN.

5. APPROVE THE NATIONAL OILWELL VARCO, INC. ANNUAL CASH INCENTIVE PLAN FOR EXECUTIVE OFFICERS.

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NEWMONT MINING CORPORATION 651639-106 April 24, 2013

1A. ELECTION OF DIRECTOR: B.R. BROOK

1B. ELECTION OF DIRECTOR: J.K. BUCKNOR

1C. ELECTION OF DIRECTOR: V.A. CALARCO

1D. ELECTION OF DIRECTOR: J.A. CARRABBA

1E. ELECTION OF DIRECTOR: N. DOYLE

1F. ELECTION OF DIRECTOR: G.J. GOLDBERG

1G. ELECTION OF DIRECTOR: V.M. HAGE

1H. ELECTION OF DIRECTOR: J. NELSON

1I. ELECTION OF DIRECTOR: D.C. ROTH

1J. ELECTION OF DIRECTOR: S.R. THOMPSON

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR 2013.

3. ADVISORY RESOLUTION TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION.

4. APPROVE THE 2013 STOCK INCENTIVE PLAN.

5. APPROVE THE PERFORMANCE PAY PLAN.

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NORFOLK SOUTHERN CORPORATION 655844-108 May 9, 2013

1A. ELECTION OF DIRECTOR: THOMAS D. BELL, JR

1B. ELECTION OF DIRECTOR: ERSKINE B. BOWLES

1C. ELECTION OF DIRECTOR: ROBERT A. BRADWAY

1D. ELECTION OF DIRECTOR: WESLEY G. BUSH

1E. ELECTION OF DIRECTOR: DANIEL A. CARP

1F. ELECTION OF DIRECTOR: KAREN N. HORN

1G. ELECTION OF DIRECTOR: BURTON M. JOYCE

1H. ELECTION OF DIRECTOR: STEVEN F. LEER

1I. ELECTION OF DIRECTOR: MICHAEL D. LOCKHART

1J. ELECTION OF DIRECTOR: CHARLES W. MOORMA

1K. ELECTION OF DIRECTOR: MARTIN H. NESBITT

1L. ELECTION OF DIRECTOR: JOHN R. THOMPSON

2. THE RATIFICATION OF THE APPOINTMENT OF KPMG LLP,

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

3. APPROVAL OF EXECUTIVE COMPENSATION AS DISCLOSED IN THE PROXY STATEMENT FOR THE 2013 ANNUAL MEETING OF STOCKHOLDERS.

4. APPROVAL OF AN AMENDMENT TO THE NORFOLK SOUTHERN BYLAWS GIVING STOCKHOLDERS THE RIGHT TO CALL A SPECIAL MEETING.

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NUCOR CORPORATION 670346-105 May 9, 2013

1. DIRECTOR

1) PETER C. BROWNING

2) CLAYTON C. DALEY, JR.

3) DANIEL R. DIMICCO

4) JOHN J. FERRIOLA

5) HARVEY B. GANTT

6) VICTORIA F. HAYNES, PHD

7) BERNARD L. KASRIEL

8) CHRISTOPHER J. KEARNEY

9) RAYMOND J. MILCHOVICH

10) JOHN H. WALKER

2. RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS NUCOR'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2013

3. APPROVAL OF THE SENIOR OFFICERS ANNUAL AND LONG-TERM INCENTIVE PLANS

4. APPROVAL OF THE AMENDMENT OF NUCOR'S RESTATED CERTIFICATE OF INCORPORATION TO REDUCE THE SUPERMAJORITY VOTING THRESHOLDS

5. APPROVAL OF THE AMENDMENT OF NUCOR'S BYLAWS TO REDUCE THE SUPERMAJORITY VOTING THRESHOLDS

6. STOCKHOLDER PROPOSAL REGARDING MAJORITY VOTE

7. STOCKHOLDER PROPOSAL REGARDING REPORT ON LOBBYING ACTIVITIES

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OCCIDENTAL PETROLEUM CORPORATION 674599-105 May 3, 2013

1A. ELECTION OF DIRECTOR: SPENCER ABRAHAM

1B. ELECTION OF DIRECTOR: HOWARD I. ATKINS

1C. ELECTION OF DIRECTOR: STEPHEN I. CHAZEN

1D. ELECTION OF DIRECTOR: EDWARD P. DJEREJIAN

1E. ELECTION OF DIRECTOR: JOHN E. FEICK

1F. ELECTION OF DIRECTOR: MARGARET M. FORAN

1G. ELECTION OF DIRECTOR: CARLOS M. GUTIERREZ

1H. ELECTION OF DIRECTOR: RAY R. IRAN

1I. ELECTION OF DIRECTOR: AVEDICK B. POLADIAN

1J. ELECTION OF DIRECTOR: AZIZ D. SYRIANI

2. ADVISORY VOTE APPROVING EXECUTIVE COMPENSATION

3. RATIFICATION OF SELECTION OF KPMG LLP AS INDEPENDENT AUDITORS

4. STOCKHOLDER RIGHT TO ACT BY WRITTEN CONSENT

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PENTAIR LTD H6169Q-108 April 29, 2013

1A. RE-ELECTION OF DIRECTOR: T.MICHAEL GLENN

1B. RE-ELECTION OF DIRECTOR: DAVID H.Y. HO

1C. RE-ELECTION OF DIRECTOR: RONALD L. MERRIMAN

2. TO APPROVE THE 2012 ANNUAL REPORT OF PENTAIR LTD., THE STATUTORY FINANCIAL STATEMENTS AND THE CONSOLIDATED FINANCIAL STATEMENTS OF PENTAIR LTD. FOR THE YEAR ENDED DECEMBER 31, 2012.

3. TO DISCHARGE THE BOARD OF DIRECTORS AND EXECUTIVE OFFICERS FROM LIABILITY FOR THE YEAR ENDED DECEMBER 31, 2012.

4A. TO RE-ELECT DELOITTE AG AS STATUTORY AUDITORS UNTIL THE NEXT ANNUAL GENERAL MEETING.

4B. APPOINTMENT OF DELOITTE & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2013.

4C. TO ELECT PRICEWATERHOUSECOOPERS AG AS SPECIAL AUDITORS UNTIL THE NEXT ANNUAL GENERAL MEETING.

5A. THE APPROPRIATION OF RESULTS FOR THE YEAR ENDED DECEMBER 31, 2012.

5B. THE CONVERSION AND APPROPRIATION OF RESERVES FROM CAPITAL CONTRIBUTIONS TO DISTRIBUTE AN ORDINARY CASH DIVIDEND.

6. TO APPROVE BY ADVISORY VOTE THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT.

7. TO APPROVE PERFORMANCE GOALS AND RELATED MATTERS UNDER THE PENTAIR LTD. 2012 STOCK AND INCENTIVE PLAN.

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PEPSICO, INC. 713448-108 May 1, 2013

1A. ELECTION OF DIRECTOR: S.L. BROWN

1B. ELECTION OF DIRECTOR: G.W. BUCKLEY

1C. ELECTION OF DIRECTOR: I.M. COOK

1D. ELECTION OF DIRECTOR: D. DUBLO

1E. ELECTION OF DIRECTOR: V.J. DZAU

1F. ELECTION OF DIRECTOR: R.L. HUNT

1G. ELECTION OF DIRECTOR: A. IBARGÜEN

1H. ELECTION OF DIRECTOR: I.K. NOOYI

1I. ELECTION OF DIRECTOR: S.P. ROCKEFELLER

1J. ELECTION OF DIRECTOR: J.J. SCHIRO

1K. ELECTION OF DIRECTOR: L.G. TROTTER

1L. ELECTION OF DIRECTOR: D. VASELLA

1M. ELECTION OF DIRECTOR: A. WEISSER

2. RATIFY THE APPOINTMENT OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR FISCAL YEAR 2013.

3. ADVISORY RESOLUTION TO APPROVE EXECUTIVE COMPENSATION.

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QUANTA SERVICES, INC. 74762E-102 May 23, 2013

1A. ELECTION OF DIRECTOR: JAMES R. BALL

1B. ELECTION OF DIRECTOR: J. MICHAL CONAWAY

1C. ELECTION OF DIRECTOR: VINCENT D. FOSTER

1D. ELECTION OF DIRECTOR: BERNARD FRIED

1E. ELECTION OF DIRECTOR: LOUIS C. GOLM

1F. ELECTION OF DIRECTOR: WORTHING F. JACKMAN

1G. ELECTION OF DIRECTOR: JAMES F. O'NEIL III

1H. ELECTION OF DIRECTOR: BRUCE RANCK

1I. ELECTION OF DIRECTOR: MARGARET B. SHANNON

1J. ELECTION OF DIRECTOR: PAT WOOD, III

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.

3. TO APPROVE, BY NON-BINDING ADVISORY VOTE, QUANTA'S EXECUTIVE COMPENSATION.

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VALERO ENERGY CORPORATION 91913Y-100 May 2, 2013

1A. ELECTION OF DIRECTOR: JERRY D. CHOATE

1B. ELECTION OF DIRECTOR: RUBEN M. ESCOBEDO

1C. ELECTION OF DIRECTOR: WILLIAM R. KLESSE

1D. ELECTION OF DIRECTOR: DEBORAH P. MAJORAS

1E. ELECTION OF DIRECTOR: BOB MARBUT

1F. ELECTION OF DIRECTOR: DONALD L. NICKLES

1G. ELECTION OF DIRECTOR: PHILIP J. PFEIFFER

1H. ELECTION OF DIRECTOR: ROBERT A. PROFUSEK

1I. ELECTION OF DIRECTOR: SUSAN KAUFMAN PURCELL

1J. ELECTION OF DIRECTOR: STEPHEN M. WATERS

1K. ELECTION OF DIRECTOR: RANDALL J. WEISENBURGER

1L. ELECTION OF DIRECTOR: RAYFORD WILKINS, JR.

2. RATIFY THE APPOINTMENT OF KPMG LLP AS VALERO ENERGY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.

3. APPROVE, BY NON-BINDING VOTE, THE 2012 COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

4. VOTE ON A STOCKHOLDER PROPOSAL ENTITLED, "DISCLOSURE OF POLITICALCONTRIBUTIONS."

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WAL-MART STORES, INC. 931142-103 June 7, 2013

1A. ELECTION OF DIRECTOR: AIDA M. ALVAREZ

1B. ELECTION OF DIRECTOR: JAMES I. CASH, JR.

1C. ELECTION OF DIRECTOR: ROGER C. CORBETT

1D. ELECTION OF DIRECTOR: DOUGLAS N. DAFT

1E. ELECTION OF DIRECTOR: MICHAEL T. DUKE

1F. ELECTION OF DIRECTOR: TIMOTHY P. FLYNN

1G. ELECTION OF DIRECTOR: MARISSA A. MAYER

1G. ELECTION OF DIRECTOR: MARISSA A. MAYER

1H. ELECTION OF DIRECTOR: GREGORY B. PENNER

1I. ELECTION OF DIRECTOR: STEVEN S. REINEMUND

1J. ELECTION OF DIRECTOR: H. LEE SCOTT, JR.

1K. ELECTION OF DIRECTOR: JIM C. WALTON

1L. ELECTION OF DIRECTOR: S. ROBSON WALTON

1M. ELECTION OF DIRECTOR: CHRISTOPHER J. WILLIAMS

1N. ELECTION OF DIRECTOR: LINDA S. WOLF

2. RATIFICATION OF ERNST & YOUNG LLP AS INDEPENDENT ACCOUNTANTS

3. ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION

4. APPROVAL OF THE WAL-MART STORES, INC. MANAGEMENT INCENTIVE PLAN, AS AMENDED

5. SPECIAL SHAREOWNER MEETING RIGHT

6. EQUITY RETENTION REQUIREMENT

7. INDEPENDENT CHAIRMAN

8. REQUEST FOR ANNUAL REPORT ON RECOUPMENT OF EXECUTIVE PAY

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THE WALT DISNEY COMPANY 254687-106 March 6, 2013

1A. ELECTION OF DIRECTOR: SUSAN E. ARNOLD

1B. ELECTION OF DIRECTOR: JOHN S. CHEN

1C. ELECTION OF DIRECTOR: JUDITH L. ESTRIN

1D. ELECTION OF DIRECTOR: ROBERT A. IGER

1E. ELECTION OF DIRECTOR: FRED H. LANGHAMMER

1F. ELECTION OF DIRECTOR: AYLWIN B. LEWIS

1G. ELECTION OF DIRECTOR: MONICA C. LOZANO

1H. ELECTION OF DIRECTOR: ROBERT W. MATSCHULLAT

1I. ELECTION OF DIRECTOR: SHERYL K. SANDBERG

1J. ELECTION OF DIRECTOR: ORIN C. SMITH

2. TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S REGISTERED PUBLIC ACCOUNTANTS FOR 2013.

3. TO APPROVE THE TERMS OF THE COMPANY'S AMENDED AND RESTATED 2002 EXECUTIVE PERFORMANCE PLAN, AS AMENDED.

4. TO APPROVE THE ADVISORY RESOLUTION ON EXECUTIVE COMPENSATION.

5. TO APPROVE THE SHAREHOLDER PROPOSAL RELATING TO PROXY ACCESS.

6. TO APPROVE THE SHAREHOLDER PROPOSAL RELATING TO FUTURE SEPARATION OF CHAIRMAN AND CHIEF EXECUTIVE OFFICER.

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WELLPOINT, INC. 94973V-107 May 15, 2013

1A ELECTION OF DIRECTOR: SHEILA P. BURKE

1B ELECTION OF DIRECTOR: GEORGE A. SCHAEFER, JR.

1C ELECTION OF DIRECTOR: JOSEPH R. SWEDISH

2 TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2013.

3 ADVISORY VOTE TO APPROVE THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.

4 IF PROPERLY PRESENTED AT THE MEETING, TO VOTE ON A SHAREHOLDER PROPOSAL TO REQUIRE SEMI-ANNUAL REPORTING ON POLITICAL CONTRIBUTIONS AND EXPENDITURES.

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ENDO HEALTH SOLUTIONS INC. 29264F-205 May 22, 2013

1A. ELECTION OF DIRECTOR: ROGER H. KIMMEL

1B. ELECTION OF DIRECTOR: RAJIV DE SILVA

1C. ELECTION OF DIRECTOR: JOHN J. DELUCCA

1D. ELECTION OF DIRECTOR: NANCY J. HUTSON, PH.D.

1E. ELECTION OF DIRECTOR: MICHAEL HYATT

1F. ELECTION OF DIRECTOR: WILLIAM P. MONTAGUE

1G. ELECTION OF DIRECTOR: DAVID B. NASH, M.D., M.B.A.

1H. ELECTION OF DIRECTOR: JOSEPH C. SCODAR

1I. ELECTION OF DIRECTOR: JILL D. SMITH

1J. ELECTION OF DIRECTOR: WILLIAM F. SPENGLER

2. TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER 31, 2013.

3. TO APPROVE, BY ADVISORY VOTE, NAMED EXECUTIVE OFFICER COMPENSATION.

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manor Investment Funds, Inc.

By /s/Daniel A. Morris

* /s/Daniel A. Morris

President

Date: August 12, 2013

*Print the name and title of each signing officer under his or her signature.